Related party transactions - Schedule of Outstanding Balances of Remunerations of the Directors (Detail) - Directors [Member] - Li Cycle Holdings Corp [member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of transactions between related parties [line items]
Outstanding balances	$ 771,255	$ 469,761	$ 85,386
Accounts Payable and Accrued Liabilities [Member]
Disclosure of transactions between related parties [line items]
Outstanding balances	771,255	316,465	85,386
Restricted Share Units [member]
Disclosure of transactions between related parties [line items]
Outstanding balances	$ 0	$ 153,296	$ 0